Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust III
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 07, 2016